Pension and Postretirement Benefit Plans and Defined Contribution Plans - Expected Future Cash Flow Information (Details) $ in Millions	Dec. 31, 2018 USD ($)
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019	$ 160
Expected benefit payments:
2019	166
2020	171
2021	171
2022	168
2023	165
2024-2028	777
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019	11
Expected benefit payments:
2019	1,387
2020	1,089
2021	1,058
2022	1,020
2023	1,018
2024-2028	4,837
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019	167
Expected benefit payments:
2019	167
2020	121
2021	114
2022	113
2023	103
2024-2028	445
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions in 2019	177
Expected benefit payments:
2019	354
2020	372
2021	380
2022	385
2023	387
2024-2028	$ 2,068